TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER PAYABLES AND ACCRUED LIABILITIES
Summary of trade and other payables

	December 31,	December 31,
	2020	2019
Trade payables	$2,583	$492
Payroll related liabilities	658	208
Lease obligations – current	131	23
Withholding taxes payable	11	—
Interest payable on Camino Rojo project loan	—	79
	$3,383	$802

Summary of accrued liabilities

	December 31,	December 31,
	2020	2019
Land and water fees	$1,852	$—
Construction-related	1,082	—
Payroll related	725	833
Other	684	745
	$4,343	$1,578